Amplify AI Powered Equity ETF
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 97.7%	Shares	Value
Communication Services - 11.6%
Alphabet, Inc. - Class A	10,669	$3,339,397
Alphabet, Inc. - Class C	10,604	3,327,535
AT&T, Inc.	9,378	232,950
Charter Communications, Inc. - Class A (a)	1,470	306,862
Fox Corp. - Class B	6,764	439,186
Match Group, Inc.	6,002	193,805
Meta Platforms, Inc. - Class A	5,033	3,322,233
Netflix, Inc. (a)	10,406	975,667
T-Mobile US, Inc.	2,172	441,003
Verizon Communications, Inc.	12,132	494,136
Walt Disney Co.	4,688	533,354
		13,606,128

Consumer Discretionary - 8.1%
Amazon.com, Inc. (a)	14,620	3,374,588
AutoZone, Inc. (a)	95	322,193
CarMax, Inc. (a)	6,846	264,529
Home Depot, Inc.	3,569	1,228,093
Lennar Corporation - Class A	3,808	391,462
McDonald's Corporation	2,000	611,260
Royal Caribbean Cruises Ltd.	1,163	324,384
Starbucks Corp.	3,942	331,956
Tesla, Inc. (a)	5,848	2,629,963
		9,478,428

Consumer Staples - 6.1%
Altria Group, Inc.	6,973	402,063
Coca-Cola Co.	9,784	683,999
Costco Wholesale Corp.	1,240	1,069,302
Kenvue, Inc.	22,591	389,695
Kraft Heinz Co.	16,561	401,604
Molson Coors Beverage Co. - Class B	6,474	302,206
PepsiCo, Inc.	3,672	527,005
Philip Morris International, Inc.	3,159	506,704
Procter & Gamble Co.	9,485	1,359,295
Target Corp.	4,085	399,309
Walmart, Inc.	10,031	1,117,554
		7,158,736

Energy - 2.6%
Chevron Corp.	5,508	839,474
ConocoPhillips	5,036	471,420
EOG Resources, Inc.	2,902	304,739
Exxon Mobil Corp.	7,703	926,979
Phillips 66	2,466	318,213
SLB Ltd.	5,415	207,828
		3,068,653

Financials - 13.0%
Allstate Corp.	2,461	512,257
American Express Co.	1,161	429,512
Bank of America Corp.	14,524	798,820
Berkshire Hathaway, Inc. - Class B (a)	3,912	1,966,367
Blackrock, Inc.	477	510,552
Blackstone, Inc.	2,414	372,094
Capital One Financial Corp.	1,267	307,070
Charles Schwab Corp.	5,895	588,969
Citigroup, Inc.	3,284	383,210
FactSet Research Systems, Inc.	1,017	295,123
Fiserv, Inc. (a)	4,227	283,928
Global Payments, Inc.	2,711	209,831
Goldman Sachs Group, Inc.	495	435,105
JPMorgan Chase & Co.	6,416	2,067,364
KKR & Co., Inc.	3,652	465,557
Mastercard, Inc. - Class A	1,858	1,060,695
MetLife, Inc.	4,696	370,702
Morgan Stanley	3,443	611,236
Progressive Corp.	2,701	615,072
Prudential Financial, Inc.	3,505	395,644
Robinhood Markets, Inc. - Class A (a)	2,206	249,499
S&P Global, Inc.	773	403,962
Synchrony Financial	3,160	263,639
Visa, Inc. - Class A	3,714	1,302,537
Wells Fargo & Co.	4,066	378,951
		15,277,696

Health Care - 9.8%
Abbott Laboratories	5,752	720,668
AbbVie, Inc.	2,944	672,675
Amgen, Inc.	664	217,334
Boston Scientific Corp. (a)	4,482	427,359
Cigna Group	1,597	439,542
CVS Health Corporation	4,167	330,693
Eli Lilly and Co.	1,561	1,677,575
GE HealthCare Technologies, Inc.	3,099	254,180
Gilead Sciences, Inc.	3,692	453,156
IDEXX Laboratories, Inc. (a)	317	214,460
Johnson & Johnson	4,497	930,654
McKesson Corp.	435	356,826
Merck & Co., Inc.	6,690	704,189
Pfizer, Inc.	22,055	549,170
Regeneron Pharmaceuticals, Inc.	515	397,513
Revvity, Inc.	3,461	334,852
STERIS PLC	1,533	388,646
Stryker Corp.	1,629	572,545
Thermo Fisher Scientific, Inc.	1,247	722,574
UnitedHealth Group, Inc.	1,950	643,715
Vertex Pharmaceuticals, Inc. (a)	490	222,146
Zimmer Biomet Holdings, Inc.	2,872	258,250
		11,488,722

Industrials - 8.7%
A.O. Smith Corp.	5,183	346,639
Automatic Data Processing, Inc.	1,804	464,043
Boeing Co. (a)	1,726	374,749
Carrier Global Corp.	8,252	436,036
Caterpillar, Inc.	1,072	614,117
Deere & Co.	737	343,125
Delta Air Lines, Inc.	4,515	313,341
Equifax, Inc.	1,205	261,461
Fastenal Co.	12,558	503,953
Fortive Corp.	7,914	436,932
GE Vernova, Inc.	781	510,438
General Dynamics Corp.	1,360	457,858
General Electric Co.	1,801	554,762
Honeywell International, Inc.	3,194	623,117
Howmet Aerospace, Inc.	1,621	332,337
Lockheed Martin Corp.	634	306,647
Norfolk Southern Corp.	1,364	393,814
Otis Worldwide Corp.	3,490	304,851
Republic Services, Inc.	1,715	363,460
RTX Corp.	2,531	464,185
TransDigm Group, Inc.	157	208,786
Uber Technologies, Inc. (a)	4,915	401,605
Union Pacific Corp.	1,686	390,006
Veralto Corp.	4,091	408,200
Verisk Analytics, Inc.	1,954	437,090
		10,251,552

Information Technology - 32.4% (b)
Accenture PLC - Class A	1,350	362,205
Advanced Micro Devices, Inc. (a)	3,877	830,298
Amphenol Corp. - Class A	5,355	723,675
Apple, Inc.	26,671	7,250,778
Applied Materials, Inc.	1,917	492,650
AppLovin Corp. - Class A (a)	478	322,086
Broadcom, Inc.	9,537	3,300,756
Cadence Design System, Inc. (a)	1,336	417,607
CDW Corp.	2,219	302,228
Cisco Systems, Inc.	9,947	766,217
Datadog, Inc. - Class A (a)	2,765	376,012
Gartner, Inc. (a)	1,288	324,937
Intel Corp. (a)	8,452	311,879
International Business Machines Corp.	1,909	565,465
Intuit, Inc.	923	611,414
Lam Research Corp.	3,733	639,015
Micron Technology, Inc.	2,008	573,103
Microsoft Corp.	12,444	6,018,167
NVIDIA Corp.	45,935	8,566,878
ON Semiconductor Corp. (a)	4,226	228,838
Oracle Corp.	3,384	659,575
Palantir Technologies, Inc. - Class A (a)	4,756	845,379
Palo Alto Networks, Inc. (a)	1,830	337,086
Roper Technologies, Inc.	922	410,410
Salesforce, Inc.	2,554	676,580
Seagate Technology Holdings PLC	916	252,257
ServiceNow, Inc. (a)	3,716	569,254
TE Connectivity PLC	1,567	356,508
Texas Instruments, Inc.	2,922	506,938
Workday, Inc. - Class A (a)	1,672	359,112
		37,957,307

Materials - 2.2%
DuPont de Nemours, Inc.	17,572	706,395
Linde PLC	988	421,273
Mosaic Co.	12,662	305,028
Newmont Corp.	2,785	278,082
Sherwin-Williams Co.	1,273	412,490
Vulcan Materials Co.	1,408	401,590
		2,524,858

Real Estate - 0.3%
CoStar Group, Inc. (a)	4,926	331,224

Utilities - 2.9%
American Electric Power Co., Inc.	3,339	385,020
DTE Energy Co.	2,302	296,912
Duke Energy Corp.	4,746	556,278
NextEra Energy, Inc.	5,318	426,929
PG&E Corporation	24,724	397,315
Public Service Enterprise Group, Inc.	5,326	427,678
Southern Co.	6,066	528,955
WEC Energy Group, Inc.	3,078	324,606
		3,343,693
TOTAL COMMON STOCKS (Cost $107,925,279)		114,486,997

REAL ESTATE INVESTMENT TRUSTS - COMMON - 2.2%	Shares	Value
Real Estate - 2.2%
Alexandria Real Estate Equities, Inc.	6,025	294,864
American Tower Corp.	3,134	550,236
Equinix, Inc.	563	431,348
Healthpeak Properties, Inc.	19,878	319,638
Invitation Homes, Inc.	18,718	520,173
Welltower, Inc.	2,180	404,630
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $2,521,023)		2,520,889

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.7%	Shares	Value
Invesco Government & Agency Portfolio - Institutional Class, 3.68% (c)	872,957	872,957
TOTAL MONEY MARKET FUNDS (Cost $872,957)		872,957

TOTAL INVESTMENTS - 100.6% (Cost $111,319,259)		117,880,843
Liabilities in Excess of Other Assets - (0.6)%		(647,166)
TOTAL NET ASSETS - 100.0%		$117,233,677

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Amplify AI Powered Equity ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$114,486,997	$–	$–	$114,486,997
Real Estate Investment Trusts - Common	2,520,889	–	–	2,520,889
Money Market Funds	872,957	–	–	872,957
Total Investments	$117,880,843	$–	$–	$117,880,843

Refer to the Schedule of Investments for further disaggregation of investment categories.